SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Minimum voting rights percentage for consolidation	50.00%
Ownership percentage, if less than this amount then income from investments is recognized when dividends are received	20.00%
Home equity loans | New OCC guidance
Loans charge off and interest accrual period
Number of days past due, non-accrual status	90 days
Minimum
Loans charge off and interest accrual period
Number of months in sustained period of repayment performance for cash-basis loans to return to an accrual status	6 months
Minimum number of payments on a modified loan to return to accrual status	1
Maximum
Loans charge off and interest accrual period
Minimum number of payments on a modified loan to return to accrual status	6
Consumer | Minimum
Loans charge off and interest accrual period
Minimum number of payments required for modification of loans	1
Consumer | Maximum
Loans charge off and interest accrual period
Minimum number of payments required for modification of loans	3
Installment and real estate loans
Loans charge off and interest accrual period
Past due period for consumer loans when interest accrual ceases	90 days
Credit cards and unsecured revolving loans
Loans charge off and interest accrual period
Past due period for consumer loans when interest accrual ceases	180 days
Unsecured installment loans
Loans charge off and interest accrual period
Period for consumer loans charged-off	120 days
Loans secured with non-real estate collateral
Loans charge off and interest accrual period
Past due period for secured consumer loans after which they are written down to net collateral value	120 days
Mortgage and real estate
Loans charge off and interest accrual period
Past due period for secured consumer loans after which they are written down to net collateral value	180 days
Non-bank loans secured by real estate
Loans charge off and interest accrual period
Maximum period in foreclosure process to write down loans to net collateral values	12 months
Past due period of contractual payments after which the foreclosure process should be started	120 days
Non-bank unsecured personal loans
Loans charge off and interest accrual period
Past due period of contractual payments to charge-off if no payments in six months	180 days
Maximum past due period of contractual payments	360 days
Unsecured loans in bankruptcy
Loans charge off and interest accrual period
Maximum period from receiving bankruptcy court filing notification to charge-off	60 days
Real estate-secured loans in bankruptcy
Loans charge off and interest accrual period
Maximum past due period of contractual payments to write down secured loans to net collateral values	60 days
Maximum period from receiving bankruptcy court filing notification to write down secured loans	60 days
Non-bank unsecured personal loans in bankruptcy
Loans charge off and interest accrual period
Period for consumer loans charged-off	30 days
Open-ended consumer loans
Loans charge off and interest accrual period
Minimum number of payments required for modification of loans	3
Number of re-age modification limitations in twelve months	1
Number of re-age modification limitations in five years	2
Commercial market loans
Loans charge off and interest accrual period
Period for past due interest or principal payment of commercial market loans to be considered doubtful after which loans are placed on a cash (non-accrual) basis	90 days
Corporate
Loans charge off and interest accrual period
Period for past due interest or principal payment of corporate loans to be considered doubtful	90 days
Time period for reversing accrued interest on impaired corporate loans	90 days